Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Opening Balance	$ 1,094
Amortization for the year	394	$ 1,378	$ 1,738
Ending Balance	816	1,094
Technology
Statement [line items]
Opening Balance	0
Ending Balance	0	0
Software
Statement [line items]
Opening Balance	438
Ending Balance	281	438
Others.
Statement [line items]
Opening Balance	656
Ending Balance	535	656
Accumulated depreciation and amortisation
Statement [line items]
Opening Balance	(12,936)	(15,641)
Amortization for the year	394	1,378
Disposals		(8)
Disposal of subsidiary		(4,028)
Effect of exchange rate changes	(3)	(47)
Ending Balance	(13,327)	(12,936)	(15,641)
Accumulated depreciation and amortisation | Technology
Statement [line items]
Opening Balance	(6,889)	(9,891)
Amortization for the year	0	887
Disposals		0
Disposal of subsidiary		(3,889)
Effect of exchange rate changes	0	0
Ending Balance	(6,889)	(6,889)	(9,891)
Accumulated depreciation and amortisation | Software
Statement [line items]
Opening Balance	(5,531)	(5,233)
Amortization for the year	273	323
Disposals		(8)
Disposal of subsidiary		0
Effect of exchange rate changes	(3)	(17)
Ending Balance	(5,801)	(5,531)	(5,233)
Accumulated depreciation and amortisation | Others.
Statement [line items]
Opening Balance	(516)	(517)
Amortization for the year	121	168
Disposals		0
Disposal of subsidiary		(139)
Effect of exchange rate changes	0	(30)
Ending Balance	(637)	(516)	(517)
Gross carrying amount
Statement [line items]
Opening Balance	14,030	22,258
Additions	115	331
Consolidation through obtaining control of subsidiary	1
Disposals		(8)
Disposal of subsidiary		(8,464)
Effect of exchange rate changes	(3)	(87)
Ending Balance	14,143	14,030	22,258
Gross carrying amount | Technology
Statement [line items]
Opening Balance	6,889	13,171
Additions	0	0
Consolidation through obtaining control of subsidiary	0
Disposals		0
Disposal of subsidiary		(6,282)
Effect of exchange rate changes	0	0
Ending Balance	6,889	6,889	13,171
Gross carrying amount | Software
Statement [line items]
Opening Balance	5,969	5,664
Additions	115	331
Consolidation through obtaining control of subsidiary	1
Disposals		(8)
Disposal of subsidiary		0
Effect of exchange rate changes	(3)	(18)
Ending Balance	6,082	5,969	5,664
Gross carrying amount | Others.
Statement [line items]
Opening Balance	1,172	3,423
Additions	0	0
Consolidation through obtaining control of subsidiary	0
Disposals		0
Disposal of subsidiary		(2,182)
Effect of exchange rate changes	0	(69)
Ending Balance	$ 1,172	$ 1,172	$ 3,423